Supplemental Information and Non-Cash Investing Activities (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Information and Non-Cash Investing Activities
Schedule of cash flow supplemental information

The following presents cash flow supplemental information for the years ended December 31 (in thousands):

	2013	2012	2011
Cash paid during the year for interest	$34,179	$36,356	$31,496
Cash paid during the year for income taxes	$273	$919	$6
Non-cash conversion of subordinated unitholders	$—	$—	$1,623

Schedule of non-cash investing activities

The following presents non-cash investing activities for the year ended December 31, 2012 (in thousands):

Effect of acquisition of Alliance Energy LLC:
Fair value of tangible assets acquired	$(332,779)
Fair value of liabilities assumed	82,935
Fair value of acquired intangible assets	(31,135)
Consideration paid in excess of fair value (goodwill)	(31,432)
Fair value of common units issued	130,513

Net cash paid in connection with the acquisition of Alliance	(181,898)
Effect of acquisition of Mutual Oil Company.:
Fair value of tangible assets acquired	(6,302)
Fair value of liabilities assumed	627
Consideration paid in excess of fair value (goodwill)	(1,175)

Net cash paid in connection with the acquisition of Mutual Oil	(6,850)

Total net cash paid in connection with acquisitions	$(188,748)

Non-cash purchase of underground storage tanks	$3,750